Interest expense and other financial income & expense (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Disclosure of components of interest expense
Interest expense

($ millions)	2024	2023	2022
Interest expense on financial debts	(165)	(162)	(110)
Interest expense from discounting long-term liabilities	(8)	(10)	(9)
Interest expense on lease liabilities	(19)	(17)	(15)
Total interest expense	(192)	(189)	(134)

Disclosure of components of other financial income & expense
Other financial income & expense

($ millions)	2024	2023	2022
Interest income	84	45	16
Loss on extinguishment of financial debt	—	—	(5)
Other financial expense	(12)	(11)	(12)
Monetary gain/(loss) from hyperinflation accounting	1	(13)	(16)
Currency result, net	(30)	(39)	(58)
Total other financial income & expense	43	(18)	(75)